COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	99.6%
COMMUNICATIONS—TOWERS	15.1%
American Tower Corp.		2,786,090	$739,456,147
Crown Castle International Corp.		725,246	125,699,637
SBA Communications Corp.		833,729	275,605,795

			1,140,761,579

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	2.0%
Boyd Gaming Corp.(a)		1,440,160	91,104,522
Caesars Entertainment, Inc.(a)		574,433	64,497,337

			155,601,859

REAL ESTATE	82.5%
DATA CENTERS	9.8%
CyrusOne, Inc.		2,797,513	216,555,481
Digital Realty Trust, Inc.		1,774,518	256,329,125
Equinix, Inc.		336,515	265,890,597

			738,775,203

HEALTH CARE	12.4%
Healthcare Trust of America, Inc., Class A		3,775,789	111,989,902
Healthpeak Properties, Inc.		11,170,118	373,975,551
Ventas, Inc.		2,203,279	121,643,033
Welltower, Inc.		3,985,289	328,387,814

			935,996,300

HOTEL	3.2%
Host Hotels & Resorts, Inc.(a)		12,354,243	201,744,788
Park Hotels & Resorts, Inc.(a)		2,068,434	39,589,827

			241,334,615

INDUSTRIALS	9.9%
Americold Realty Trust		4,709,764	136,818,644
BG LLH, LLC (Lineage Logistics)(b)		484,807	36,481,689
Duke Realty Corp.		8,271,563	395,959,721
Prologis, Inc.		1,450,034	181,877,765

			751,137,819

NET LEASE	5.9%
Realty Income Corp.		716,015	46,440,733
Spirit Realty Capital, Inc.		1,097,154	50,512,970
VEREIT, Inc.		5,114,100	231,310,743

		Shares	Value
VICI Properties, Inc.		4,169,896	$118,466,745

			446,731,191

OFFICE	1.4%
Highwoods Properties, Inc.		2,514,615	110,291,014

REAL ESTATE SERVICES	2.6%
Jones Lang LaSalle, Inc.(a)		805,618	199,865,770

RESIDENTIAL	15.3%
APARTMENT	11.1%
Apartment Income REIT Corp.		3,934,814	192,058,271
Equity Residential		900,340	72,855,513
Essex Property Trust, Inc.		835,676	267,199,044
UDR, Inc.		5,827,097	308,719,599

			840,832,427

MANUFACTURED HOME	1.7%
Sun Communities, Inc.		678,756	125,637,736

SINGLE FAMILY	2.5%
Invitation Homes, Inc.		4,914,393	188,368,684

TOTAL RESIDENTIAL			1,154,838,847

SELF STORAGE	9.7%
Extra Space Storage, Inc.		829,936	139,420,949
Public Storage		2,000,700	594,407,970

			733,828,919

SHOPPING CENTERS	8.8%
COMMUNITY CENTER	3.0%
Federal Realty Investment Trust		720,061	84,959,997
Kimco Realty Corp.		4,071,903	84,491,987
SITE Centers Corp.		3,507,176	54,150,798

			223,602,782

REGIONAL MALL	5.8%
Simon Property Group, Inc.		3,388,954	440,462,351

TOTAL SHOPPING CENTERS			664,065,133

TIMBER	3.5%
Weyerhaeuser Co.		7,467,164	265,607,023

		Shares	Value
TOTAL REAL ESTATE			$6,242,471,834

TOTAL COMMON STOCK (Identified cost—$5,688,704,705)			7,538,835,272

SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(c)		13,586,630	13,586,630

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$13,586,630)			13,586,630
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$5,702,291,335)	99.8%		7,552,421,902
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		12,942,341

NET ASSETS	100.0%		$7,565,364,243

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Restricted security. Aggregate holdings equal 0.5% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $29,791,406. Security value is determined based on significant unobservable inputs (Level 3).

(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS REALTY SHARES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS REALTY SHARES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate—Industrials	$751,137,819	$714,656,130	$—	$36,481,689	(a)
Other Industries	6,787,697,453	6,787,697,453	—	—
Short-Term Investments	13,586,630	—	13,586,630	—

Total Investments in Securities(b)	$7,552,421,902	$7,502,353,583	$13,586,630	$36,481,689

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock— Real Estate— Industrials
Balance as of December 31, 2020	$29,147,912
Purchases	553,778	(a)
Change in unrealized appreciation (depreciation)	6,779,999

Balance as of September 30, 2021	$36,481,689

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $6,779,999.

(a)	Represents additional shares acquired through dividend reinvestment.

COHEN & STEERS REALTY SHARES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2021	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— Real Estate— Industrials	$36,481,689	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple Liquidity Discount	21.0x 15%	Increase Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.